Other Investments - Schedule of Investment (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Financial Assets [Line Items]
Total other investments	$ 5,508	$ 3,683
Financial assets measured at FVOCI [Member]
Disclosure Of Financial Assets [Line Items]
Equity securities (unlisted)	5,409	3,584
Financial Assets Measured at Amortised Cost [Member]
Disclosure Of Financial Assets [Line Items]
Other securities	$ 99	$ 99